UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

The schedule of investments as of September 30, 2005 is filed herewith.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2005 (unaudited)

Security Description	Principal Amount	Value (Note 1)
Short-Term Investment Securities — 98.8%

ASSET-BACKED COMMERCIAL PAPER — 54.1%
Amstel Funding Corp.
3.75% due 11/28/05*	$25,000,000	$24,854,167
3.84% due 12/15/05*	25,000,000	24,805,333
Amsterdam Funding Corp.
3.69% due 10/12/05*	25,000,000	24,976,938
3.71% due 10/28/05*	25,000,000	24,935,590
Apreco LLC
3.62% due 10/05/05*	25,000,000	24,994,972
3.78% due 11/08/05*	25,000,000	24,905,500
Atlantis One Funding
3.75% due 10/24/05*	25,000,000	24,945,313
CAFCO LLC
3.67% due 11/07/05*	25,000,000	24,910,799
3.71% due 10/31/05*	25,000,000	24,927,861
CRC Funding LLC
3.68% due 11/09/05*	25,000,000	24,905,444
3.82 % due 11/14/05*	25,000,000	24,888,583
Cancara Asset Securitization, Ltd.
3.75% due 12/01/05*	20,000,000	19,877,083
Chariot Funding LLC
3.73% due 10/18/05*	25,000,000	24,961,146
Charta LLC
3.71% due 10/27/05*	25,000,000	24,938,167
Edison Asset Securitization LLC
3.67% due 11/08/05*	25,000,000	24,908,250
3.85% due 11/28/05*	25,000,000	24,850,278
Falcon Asset Securitization Corp.
3.63% due 10/05/05*	25,000,000	24,994,958
Galaxy Funding, Inc.
3.46% due 10/11/05*	19,000,000	18,985,391
Giro Funding U.S. Corp.
3.84% due 12/15/05*	25,000,000	24,805,333
Govco, Inc.
3.59% due 10/03/05*	29,000,000	29,000,000
3.81% due 11/07/05*	25,000,000	24,907,396
Greyhawk Funding LLC
3.66% due 10/05/05*	25,000,000	24,994,917
3.69% due 11/14/05*	25,000,000	24,892,375
Kitty Hawk Funding Corp.
3.51% due 10/18/05*	25,000,000	24,963,438
Old Line Funding Corp.
3.87% due 10/03/05*	30,000,000	30,000,000
Park Avenue Receivables
3.75% due 10/25/05*	25,000,000	24,942,708
Preferred Receivables Funding
3.75% due 10/19/05*	25,000,000	24,958,333
Ranger Funding Co. LLC
3.77% due 10/27/05*	25,000,000	24,937,167
Sheffield Receivables
3.63% due 10/07/05*	24,000,000	23,990,320
3.75% due 10/05/05*	25,000,000	24,994,792
Surrey Funding Corp.
3.70% due 10/31/05*	25,000,000	24,928,056
3.75% due 11/03/05*	24,000,000	23,922,500
Sydney Capital Corp.
3.73% due 11/17/05*	25,000,000	24,872,736
3.74% due11/21/05*	25,000,000	24,883,438
Thames Asset Global Securitization
3.69% due 10/11/05*	20,000,000	19,983,600
3.75% due 10/18/05*	25,000,000	24,960,938
Windmill Funding Corp.
3.70% due 11/16/05*	25,000,000	24,886,944
3.76% due 10/31/05*	25,000,000	24,926,889

Total Asset-Backed Commercial Paper
(amortized cost $938,317,653)		938,317,653

CERTIFICATES OF DEPOSIT — 17.0%
Barclays Bank PLC
3.77% due 11/25/05	24,000,000	24,000,175
Citibank N.A.
3.90% due 12/23/05†	30,000,000	30,000,000
Deutsche Bank AG
3.71% due 11/14/05	25,000,000	25,000,144
4.00% due 01/06/06	24,000,000	24,000,000
Dexia Credit Local New York
3.80% due 10/03/05†	24,000,000	23,996,400
Fortis Bank
3.70% due 10/17/05	24,000,000	24,000,000
HBOS Treasury Services
3.79% due 11/28/05	24,000,000	24,000,000
Royal Bank of Scotland
4.31% due 09/29/05	24,000,000	24,000,000
UBS AG
3.78% due 10/31/05	24,000,000	24,000,093
3.79% due 11/07/05	25,000,000	25,000,000
Wachovia Bank N.A.
3.76% due 10/24/05	23,000,000	23,000,000
Wells Fargo Bank N.A.
3.76% due 10/28/05	24,000,000	24,000,000

Total Certificates of Deposit
(amortized cost $294,996,812)		294,996,812

COMMERCIAL PAPER — 11.4%
Bear Stearns Co., Inc.
3.72% due 10/24/05	25,000,000	24,945,750
3.75% due 12/01/05	25,000,000	24,846,354
Dexia Delaware LLC
3.68% due 11/15/05	24,000,000	23,894,507
General Electric Capital Corp.
3.77% due 10/03/05	30,000,000	30,000,000
3.78% due 11/03/05	25,000,000	24,918,625
Goldman Sachs Group, Inc.
3.76% due 10/27/05*	25,000,000	24,937,333
Proctor & Gamble Co.
3.73% due 10/28/05	20,000,000	19,948,194
Royal Bank of Canada
3.74% due 11/18/05	24,000,000	24,000,000

Total Commercial Paper
(amortized cost $197,490,763)		197,490,763

MEDIUM TERM NOTES — 12.2%
Beta Finance, Inc.
3.72% due 10/17/05*†	25,000,000	25,000,000
Merrill Lynch & Co., Series C
3.60% due 09/15/06	10,000,000	10,000,000
3.75% due 10/17/05†	11,000,000	11,000,000
Sedna Finance, Inc.
3.74% due 10/17/05*†	22,000,000	22,000,000
3.79% due 10/25/05*†	25,000,000	25,000,000
Sigma Finance, Inc.
3.64% due 10/06/05*†	25,000,000	24,998,767
3.78% due 10/25/05*†	25,000,000	25,000,000
Wells Fargo & Co.
3.64% due 10/03/05†	19,000,000	19,000,000
White Pine Finance LLC
3.72% due 10/17/05*†	25,000,000	24,999,130
3.75% due 10/18/05*†	25,000,000	25,000,000

Total Medium Term Notes
(amortized cost $211,997,897)		211,997,897

TAXABLE MUNICIPAL MEDIUM TERM NOTES — 0.6%
Illinois Student Assistance Commission
3.85% due 10/05/05†
(amortized cost $10,000,000)	10,000,000	10,000,000

U.S. GOVERNMENT AGENCIES — 3.5%
Agency for International Development Panama
4.15% due 10/04/05†	2,751,310	2,760,301

Federal National Mortgage Association
3.70% due 10/21/05†	23,000,000	22,999,706
3.84% due 10/03/05†	12,000,000	11,999,283
4.00% due 08/08/06	24,000,000	24,000,000

		58,998,989

Total U.S. Government Agencies
(amortized cost $61,759,290)		61,759,290

Total Short-Term Investment Securities
(amortized cost $1,714,562,415)		1,714,562,415

REPURCHASE AGREEMENTS — 2.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	956,000	956,000
UBS Securities LLC Joint Repurchase Agreement(1)	49,000,000	49,000,000

Total Repurchase Agreements
(amortized cost $49,956,000)		49,956,000

TOTAL INVESTMENTS
(amortized cost $1,764,518,415@)	101.7%	1,764,518,415
Liabilities in excess of other assets	(1.7)	(29,725,589)

NET ASSETS	100.0%	$1,734,792,826

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2005, the aggregate value of these securities was $1,135,252,883, representing 65.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	At September 30, 2005, the cost of securities for federal income tax purposes was the same for book purposes.
†	Variable rate security - the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(1)	See Note 2 for details of the Joint Repurchase Agreement

Portfolio breakdown as a percentage of net assets by industry

Asset Backed/Receivables	20.4%	Soverign Agency	3.6%
Finance	17.1%	Repurchase Agreements	2.9%
Asset Backed/Multi-Asset	17.0%	Diversified Financial Services	1.7%
Asset Backed/Securities	16.8%	Regional Banks	1.3%
Foreign Banks	13.9%	Cosmetics	1.1%
Domestic Banks	5.3%	Municipalities	0.6%

			101.7%

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2005 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS — 99.4%
Alabama — 3.4%
Stevenson, Alabama Industrial Development Board Environmental Improvement (LOC-JP Morgan Chase Bank)
2.83% due 10/05/05†	$3,000,000	$3,000,000

Arizona — 2.7%
Maricopa County, Arizona Industrial Development Authority, Series A (LOC-Wells Fargo Bank N.A.)
2.86% due 10/06/05†	1,510,000	1,510,000
Maricopa County, Arizona Industrial Development Authority (LOC-Harris Trust & Savings Bank)
2.83% due 10/06/05†	925,000	925,000

		2,435,000

California — 1.2%
California State Department of Water Resources, Series C-10 (LOC-Landesbank Hessen-Thuringen)
2.82% due 10/05/05†	1,100,000	1,100,000

Colorado — 3.7%
Colorado Springs, Colorado National Strength and Conditioning Assoc. (LOC-Wells Fargo Bank N.A.)
2.86% due 10/06/05†	1,495,000	1,495,000
Crystal Valley, Colorado Metropolitan District Number 1 (LOC-Wells Fargo Bank N.A.)
2.76% due 10/06/05†	1,000,000	1,000,000
Durango, Colorado Community Health & Human Services (LOC-Wells Fargo Bank N.A.)
2.86% due 10/06/05†	835,000	835,000

		3,330,000

Connecticut — 4.1%
Connecticut State Housing Finance Authority, Series D-3
2.67% due 10/06/05†	3,700,000	3,700,000

Florida — 4.5%
Charlotte County, Florida Utility, Series B
2.75% due 10/06/05†	10,000	10,000
Lakeland, Florida Energy Systems, Series A
2.77% due 10/05/05†	2,000,000	2,000,000
Lakeland, Florida Energy Systems
2.77% due 10/05/05†	2,000,000	2,000,000

		4,010,000

Georgia — 2.0%
Fulton County, Georgia Development Authority (LOC-Wachovia Bank N.A.)
2.75% due 10/06/05†	1,800,000	1,800,000

Illinois — 7.4%
Chicago, Illinois O’Hare International Airport, Series B (LOC-Societe Generale)
2.83% due 10/05/05†	845,000	845,000
Chicago, Illinois Waterworks (LOC-Bank One N.A.)
2.76% due 10/05/05†	500,000	500,000
Illinois Health Facilities Authority, Series B
2.78% due 10/06/05†	3,300,000	3,300,000
Warren County, Illinois Community Medical Center (LOC-Wells Fargo Bank N.A.)
2.86% due 10/06/05†	1,955,000	1,955,000

		6,600,000

Indiana — 4.3%
Indiana Health Facility Financing Authority, Series B
2.98% due 10/03/05†	500,000	500,000
Indiana Health Facility Financing Authority, Series I
2.75% due 10/05/05†	1,725,000	1,725,000
Indianapolis, Indiana Local Public Improvent, Series E
4.00% due 01/06/06	1,600,000	1,605,752

		3,830,752

Iowa — 2.0%
Iowa Financial Authority, Series F
2.83% due 10/06/05†	1,100,000	1,100,000
Iowa Financial Authority Child Services, Series B (LOC-Wells Fargo Bank N.A.)
2.86% due 10/06/05†	370,000	370,000
Iowa Higher Education Loan Authority (LOC-Wells Fargo Bank N.A.)
2.86% due 10/06/05†	100,000	100,000
Storm Lake, Iowa Higher Education Facilities
2.91% due 10/06/05†	200,000	200,000

		1,770,000

Massachusetts 3.4%
Woburn, Massachusetts Anticipation Notes
3.50% due 10/07/05	3,000,000	3,000,349

Michigan — 4.7%
Detroit, Michigan Sewage Disposal, Series C-1
2.78% due 10/06/05†	975,000	975,000
Detroit, Michigan Sewage Disposal, Series C-2
2.78% due 10/06/05†	3,000,000	3,000,000
Michigan State Strategic Fund Ltd. Obligation (LOC-Fifth Third Bank)
2.77% due 10/05/05†	180,000	180,000

		4,155,000

Missouri — 3.6%
Missouri Higher Education Loan Authority Student Loan, Series B
2.79% due 10/05/05†	1,500,000	1,500,000
St Louis, Missouri Planned Industrial Expansion Authority (LOC-Bank of America N.A.)
2.79% due 10/05/05†	1,700,000	1,700,000

		3,200,000

Nebraska — 1.7%
Douglas County, Nebraska Solid Waste Disposal, Series A (LOC-Wachovia Bank N.A.)
2.80% due 10/06/05†	1,500,000	1,500,000

Nevada 1.6%
Washoe County, Nevada Economic Development
2.76% due 10/06/05†	1,450,000	1,450,000

New York — 8.7%
New York, New York General Obligation, Series E-3
2.75% due 10/06/05†	4,000,000	4,000,000
New York, New York Municipal Water Finance Authority, Series F-2 (LOC-Bank of America N.A.)
2.93% due 10/03/05†	3,795,000	3,795,000

		7,795,000

New Mexico — 4.0%
Albuquerque, New Mexico Educational Facilities
2.79% due 10/05/05†	3,600,000	3,600,000

North Carolina — 8.4%
Charlotte, North Carolina Certificates of Participation, Series B
2.80% due 10/06/05†	3,000,000	3,000,000
Durham, North Carolina Public Improvement
2.76% due 10/06/05†	300,000	300,025
Mecklenburg County, North Carolina Certificates of Participation
2.75% due 10/06/05†	160,000	160,000
North Carolina Infrastructure Finance Corp.
2.59% due 10/01/05	4,000,000	4,000,000

		7,460,025

North Dakota — 3.8%
North Dakota State Housing Finance Agency, Series A
2.78% due 10/05/05†	3,400,000	3,400,000

Ohio — 7.0%
Cleveland, Ohio Airport System, Series D (LOC-WestLb AG)
2.78% due 10/05/05†	2,845,000	2,845,000
Franklin County, Ohio Hospital, Series B (LOC-Citibank N.A.)
2.74% due 10/06/05†	3,395,000	3,395,000

		6,240,000

Pennsylvania — 6.2%
Delaware Valley, Pennsylvania Regional Financial Authority, Series A (LOC-National Australia Bank)
2.75% due 10/05/05†	300,000	300,000
Delaware Valley, Pennsylvania Regional Financial Authority, Series C (LOC-National Australia Bank)
2.75% due 10/05/05†	1,700,000	1,700,000
Pennsylvania State Higher Education Assistance Agency, Series B
2.79% due 10/05/05†	1,400,000	1,400,000
Pennsylvania State Turnpike Commission, Series A-1
2.76% due 10/05/05†	1,000,000	1,000,000
Pennsylvania State Turnpike Commission, Series U
2.75% due 10/06/05†	900,000	900,000
Philadelphia, Pennsylvania Authority for Industrial Development (LOC-GE Capital Corp.)
2.78% due 10/05/05†	200,000	200,000

		5,500,000

South Carolina — 1.2%
South Carolina Jobs Economic Development Authority (LOC-Bank of America N.A.)
2.79% due 10/05/05†	1,100,000	1,100,000

Texas — 5.8%
Coastal Bend Health Facilities Development Corp., Series B
2.73% due 10/05/05†	1,000,000	1,000,000
Gulf Coast Waste Disposal Authority, Series A (LOC-JP Morgan Chase Bank)
2.80% due 10/06/05†	100,000	100,000
Texas State Tax & Revenue Anticipation Notes
4.50% due 08/31/06	4,000,000	4,052,974

		5,152,974

Washington — 1.8%
Port Seattle, Washington Industrial Development Corp. (LOC-Citibank N.A.)
2.79% due 10/05/05†	1,500,000	1,500,000
Washington State Health Care Facilities Authority, Series B
2.93% due 10/03/05†	100,000	100,000

		1,600,000

Wisconsin — 2.2%
Wisconsin State Health & Educational Facilities Authority (LOC-Citibank N.A.)
2.75% due 10/06/05†	2,000,000	2,000,000

Registered Investment Companies — 0.0%
SSGA Tax Free Money Market Fund	38,113	38,113

TOTAL SHORT-TERM INVESTMENTS
(amortized cost $88,767,213@)	99.4%	88,767,213
Other assets less liabilities	0.6	522,529

NET ASSETS	100.0%	$89,289,742

@	At September 30, 2005, the cost of securities for federal income tax purposes was the same for book purposes.
†	Variable rate security - the rate reflected is as of September 30, 2005; maturity date reflects next reset date.

LOC — Letter of Credit

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2005 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

Note 2. Repurchase Agreements

As of September 30, 2005, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Money Market Fund	1.12%	$956,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2005, bearing interest at a rate of 3.05% per annum, with a principle amount of $85,086,000, a repurchase price of $85,107,626 and a maturity date of October 3, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.25%	08/15/07	$14,060,000	$13,901,825
U.S. Treasury Notes	4.00	09/30/07	62,140,000	61,984,650
U.S. Treasury Notes	3.13	10/15/08	3,460,000	3,412,425
U.S. Treasury Notes	3.38	12/15/08	5,760,000	5,673,600
U.S. Treasury Bonds	10.38	11/15/12	1,565,000	1,819,313

In addition, at September 30, 2005, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
Money Market Fund	24.50%	$49,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2005, bearing interest at a rate of 3.30% per annum, with a principal amount of $200,000,000 a repurchase price of $200,055,000, and a maturity date of October 3, 2005. The repurchase agreement is is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.63%	04/15/28	$23,933,000	$38,502,214
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	100,000,000	165,500,000

Note 3. Other Information

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. (“Adviser”), AIG SunAmerica Capital Services, Inc. (the “Distributor”) and AIG Global Investment Corp. (the “Subadviser”). Neither the Adviser, the Distributor, the Subadviser or their respective officers and directors nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser, the Distributor or the Subadviser, or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser, the Distributor and the Subadviser will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: November 28, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: November 28, 2005